Taxes (Details) - Schedule of Taxes Payable - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Taxes Payable, Current [Abstract]
Income tax payable	$ 60,410	$ 56,161
Total taxes payable	$ 60,410	$ 56,161	$ 56,161